Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of Loss Contingencies

The breakdown of existing loss contingencies of the Company which are recognized as a liability, is as follows:

	December 31, 2025	December 31, 2024
Civil	48	56
Labor	3	14
Tax	216	182
Total	267	252

The breakdown of existing contingencies classified as reasonably possible losses by the Group, based on the evaluation of its legal advisors, for which no provision was recognized, is as follows:

	December 31, 2025	December 31, 2024
Civil	459	135
Labor	930	156
Tax	1,241	1,011
Total	2,630	1,302

Schedule of Unconditional Purchase Obligations	The Company has unconditional purchase obligations as follows:

Fiscal year	Amount
2026	28,412
2027	34,125
2028	38,750
2029	43,000
Thereafter	29,500
Total	173,787